Deferred revenue (Details) € in Millions		6 Months Ended	12 Months Ended
	Mar. 28, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Contract liabilities [abstract]
Balance, beginning of the period		$ 0
Additions		5,400,000	$ 0
Balance, end of the period		$ 5,400,000	$ 0
Reservation fee received | €	€ 5